UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21349______

_______BlackRock Limited Duration Income Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Limited Duration Income Trust

__________40 East 52nd Street, New York, NY 10022__________
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end: October 31, 2005

Date of reporting period:__January 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2005
BlackRock Limited Duration Income Trust (BLW)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG TERM INVESTMENTS—138.4%
			Corporate Bonds—62.5%
			Aerospace & Defense—2.3%
NR	$ 1,000		AAR Corp., Ser. A2, 8.39%, 5/15/11	$990,000
NR	4,000		Raytheon Co., 7.00%, 5/15/06	4,282,984
BB-	5,000		Sequa Corp., Ser. B, 8.875%, 4/01/08	5,475,000
B-	5,885		Transdigm, Inc., 8.375%, 7/15/11	6,238,100

				16,986,084

			Automotive—4.9%
B-	1,140	[2]	Accuride Corp., 8.50%, 2/01/15	1,165,650
B2	2,750		Collins & Aikman Products Co., 10.75%, 12/31/11	2,722,500
A3	7,500	[3]	DaimlerChrysler NA Holding Corp., 4.05%, 6/04/08	7,446,225
B	3,000		Dura Operating Corp., Ser. B, 8.625%, 4/15/12	3,090,000
A3	7,500	[3]	Ford Motor Credit Co., 7.375%, 2/01/11	8,004,915
Baa1	7,500	[3]	General Motors Acceptance Corp., 6.875%, 8/28/12	7,486,050
B3	500	[2]	Metaldyne Corp., 10.00%, 11/01/13	472,500
BB-	4,640		TRW Automotive, Inc., 9.375%, 2/15/13	5,220,000

				35,607,840

			Basic Materials—5.2%
B-	2,820	[2]	BCP Caylux Holdings SCA, 9.625%, 6/15/14 (Luxembourg)	3,130,200
B	4,000		Caraustar Ind. Inc., 9.875%, 4/01/11	4,380,000
B	1,760		Gold Kist, Inc., 10.25%, 3/15/14	2,032,800
B	2,500	[2]	Huntsman Advanced Materials LLC, 11.00%, 7/15/10	2,943,750
BB-	3,000		Huntsman LLC, 11.625%, 10/15/10	3,495,000
BB	5,000		Ipsco, Inc., 8.75%, 6/01/13 (Canada)	5,662,500
B+	5,000		Lyondell Chemical Co., 11.125%, 7/15/12	5,875,000
B1	750	[2]	Novelis, Inc., 7.25%, 2/15/15 (Canada)	750,000
			Rockwood Specialties Group, Inc.,
B-	450	[2]	7.50%, 11/15/14	463,500
B-	5,000		10.625%, 5/15/11	5,700,000
BB	3,250		United States Steel LLC, 10.75%, 8/01/08	3,843,125

				38,275,875

			Building & Development—1.1%
BB+	3,000		DR Horton, Inc., 5.875%, 7/01/13	3,075,993
B-	2,665		ERICO Intl. Corp., 8.875%, 3/01/12	2,744,950
			Goodman Global Holding Co., Inc.,
B-	375	[2]	6/15/12	384,375
B-	2,125	[2]	7.875%, 12/15/12	2,050,625

				8,255,943

			Conglomerates—1.6%
BB-	500	[2]	Stena AB, 7.00%, 12/01/16 (Sweden)	485,000
B-	3,000		Trimas Corp., 9.875%, 6/15/12	3,127,500
BBB	7,500	[2]	Tyco Intl. Group SA, 6.125%, 11/01/08 (Luxembourg)	8,029,350

				11,641,850

			Consumer Products—3.1%
B3	400	[2]	ALH Finance Corp., 8.50%, 1/15/13	411,500
B2	1,610	[2]	Duane Reade, Inc., zero coupon, 12/15/10	1,614,025
B+	980		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	992,250
B+	5,000		Group 1 Automotive, Inc., 8.25%, 8/15/13	5,225,000
BB+	4,400		JC Penney Co., Inc., 8.00%, 3/01/10	4,988,500
B2	590	[2]	Leslies Poolmart, Inc., 7.75%, 2/01/13	600,325
B+	5,000		Rite Aid Corp., 8.125%, 5/01/10	5,212,500
B+	3,500		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	3,710,000

				22,754,100

BlackRock Limited Duration Income Trust (BLW) (continued)
	Principal
	Amount
Rating[1]	(000)		Description	Value

			Containers & Packaging—1.6%
			Graham Packaging Co., Inc.,
CCC+	$ 785	[2]	8.50%, 10/15/12	$812,475
CCC+	1,100	[2]	9.875%, 10/15/14	1,160,500
B-	5,000		Graphic Packaging Intl., Inc., 9.50%, 8/15/13	5,575,000
B+	4,000		Silgan Holdings, Inc., 6.75%, 11/15/13	4,140,000

				11,687,975

			Ecological Services & Equipment—1.9%
B+	4,573		Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09	4,801,650
B	2,000		Casella Waste Systems, Inc., 9.75%, 2/01/13	2,205,000
B-	6,250		National Waterworks, Inc., Ser. B, 10.50%, 12/01/12	7,015,625

				14,022,275

			Energy—7.0%
B+	5,500	[2]	AES Corp., 8.75%, 5/15/13	6,160,000
BB-	5,290		Chesapeake Energy Corp., 7.50%, 9/15/13	5,739,650
BB	1,333		Compagnie Generale de Geophysique SA, 10.625%, 11/15/07 (France)	1,404,649
B	3,250		Dresser, Inc., 9.375%, 4/15/11	3,526,250
B	2,120	[2]	Dynegy Holdings, Inc., 10.125%, 7/15/13	2,347,900
B-	4,000		El Paso Production Holding Co., 7.75%, 6/01/13	4,170,000
BB-	2,160	[2]	Gazprom, 9.625%, 3/01/13 (Germany)	2,570,400
B+	2,950		Hanover Equipment Trust, Ser. B, 8.75%, 9/01/11	3,178,625
B	5,000	[2]	Hilcorp Energy I LP, 10.50%, 9/01/10	5,587,500
B+	2,000		Massey Energy Corp., 6.95%, 3/01/07	2,105,000
			Midwest Generation LLC,
B1	900		8.56%, 1/02/16	1,004,625
B1	4,000		Ser. A, 8.30%, 7/02/09	4,320,000
B	5,000		Swift Energy Co., 9.375%, 5/01/12	5,575,000
B2	2,355		Utilicorp Finance Corp., 7.75%, 6/15/11 (Canada)	2,434,481
B+	1,000		Williams Cos., Inc., 8.125%, 3/15/12	1,145,000

				51,269,080

			Entertainment & Leisure—1.9%
B	2,000		Hammons John Q. Hotels LP, Ser. B, 8.875%, 5/15/12	2,240,000
Ba3	1,271		Host Marriot Corp., Ser. B, 7.875%, 8/01/08	1,305,953
Ba2	5,425		MGM Mirage, 9.75%, 6/01/07	6,021,750
BB+	3,500		Royal Caribbean Cruises Ltd., 8.00%, 5/15/10 (Liberia)	3,968,125
B+	400	[2]	Wynn Las Vegas LLC, 6.625%, 12/01/14	394,000

				13,929,828

			Financial Institutions—8.1%
BB	3,000		Crum & Forster Holdings Corp., 10.375%, 6/15/13	3,352,500
BB	1,000		Fairfax Financial Holdings, Ltd., 7.75%, 4/26/12 (Canada)	1,015,000
			JP Morgan HYDIB,
Ba3	10,000	[2,3]	6.40%, 6/20/08	10,124,700
B3	9,815	[2,3]	9.00%, 6/20/08	10,265,413
Baa2	5,000	[2]	Kazkommerts Intl. BV, 10.125%, 5/08/07 (Netherlands)	5,400,000
BBB	200		Marsh & McLennan Cos., Inc., 2.77%, 7/13/07	197,544
			Rainbow National Services LLC,
B+	925	[2]	8.75%, 9/01/12	1,042,938
B+	3,900	[2]	10.375%, 9/01/14	4,582,500
B1	4,500		Sheridan Acquisition Corp., 10.25%, 8/15/11	4,865,625
B+	5,000		Southern Star Central Corp., 8.50%, 8/01/10	5,512,500
NR	7,882		Structured Asset Receivable Trust, 1.649%, 1/21/10	7,882,254
BB-	4,215		Western Financial Bank, 9.625%, 5/15/12	4,805,100

				59,046,074

			Forest Products—2.1%
BB+	5,685		Georgia Pacific Corp., 8.875%, 2/01/10	6,566,175
B	1,330		Tembec Industries, Inc., 7.75%, 3/15/12 (Canada)	1,260,175
BBB	7,500	[3]	Weyerhaeuser Co., 5.25%, 12/15/09	7,797,420

				15,623,770

BlackRock Limited Duration Income Trust (BLW) (continued)
	Principal
	Amount
Rating[1]	(000)		Description	Value

			Health Care—3.8%
BB+	$ 5,000		Amerisourcebergen Corp., 8.125%, 9/01/08	$5,525,000
B-	5,000		Concentra Operating Corp., 9.50%, 8/15/10	5,537,500
B	1,630	[2]	Elan Finance Corp., 7.75%, 11/15/11 (Ireland)	1,707,425
B3	1,220		Insight Health Services Corp., Ser. B, 9.875%, 11/01/11	1,223,050
B-	3,000		Norcross Safety Products LLC, 9.875%, 8/15/11	3,330,000
			Tenet Healthcare Corp.,
B	1,875		6.375%, 12/01/11	1,692,188
B	25		6.50%, 6/01/12	22,375
B	2,005	[2]	9.875%, 7/01/14	2,080,188
B	4,500		United Surgical Partners Intl., Inc., 10.00%, 12/15/11	5,073,750
CCC+	1,435	[2]	Warner Chilcott Corp., 8.75%, 2/01/15	1,474,463

				27,665,939

			Industrials—3.6%
B+	5,000		Cenveo Corp., 9.625%, 3/15/12	5,387,500
B-	4,000	[2]	Fasten Tech, Inc., zero coupon, 5/01/11	4,520,000
			Hexcel Corp.,
B-	3,075	[2]	6.75%, 2/01/15	3,090,375
B+	4,900		9.875%, 10/01/08	5,439,000
B-	2,635	[2]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	2,648,175
CCC+	2,100	[2]	Park Ohio Industries, Inc., 8.375%, 11/15/14	2,094,750
B-	3,000		Williams Scotsman, Inc., 9.875%, 6/01/07	3,000,000

				26,179,800

			Media—6.4%
CCC+	3,500		CBD Media, Inc., 8.625%, 6/01/11	3,653,125
BBB	6,685	[3]	Comcast Cable Communications, Inc., 6.875%, 6/15/09	7,383,943
BB-	6,000		CSC Holdings, Inc., 7.875%, 12/15/07	6,465,000
B	1,300		Dex Media East, LLC, 12.125%, 11/15/12	1,560,000
			Echostar DBS Corp.,
BB-	2,000		5.75%, 10/01/08	2,015,000
BB-	4,500		5.81%, 4/04/05	4,646,250
B-	5,000		Houghton Mifflin Co., 9.875%, 2/01/13	5,237,500
B-	3,250		Nextmedia Operating, Inc., 10.75%, 7/01/11	3,656,250
B1	2,500	[3]	Paxson Communications Corp., 5.41%, 1/15/10	2,525,000
B2	4,650		Salem Communications Corp., 7.75%, 12/31/09	4,929,000
B3	1,550		Vertis, Inc., 10.875%, 6/15/09	1,666,250
B-	1,910	[2]	WMG Holdings Corp., 6.905%, 3/15/05	1,929,100
CCC	1,375		WRC Media, Inc., 12.75%, 11/15/09	1,299,375

				46,965,793

			Real Estate—1.1%
BB	5,860		American Real Estate Partners LP, 8.125%, 6/01/12	6,226,250
BB+	2,000		Rouse Co., 5.375%, 11/26/13	1,917,080

				8,143,330

			Technology—1.4%
B	2,708		Amkor Tech., Inc., 7.75%, 5/15/13	2,403,350
Ba2	3,972		Flextronics Intl. Ltd., 6.50%, 5/15/13 (Singapore)	4,031,580
Ba3	500	[2]	MagnaChip Semiconductor SA, 5.76%, 3/15/05 (Luxembourg)	516,250
BB+	3,500		Unisys Corp., 6.875%, 3/15/10	3,613,750

				10,564,930

			Telecommunications—4.5%
BBB+	5,000	[3]	Deutsche Telekom Intl. Finance BV, 8.50%, 6/15/10 (Netherlands)	5,935,550
			Intelsat Ltd.,
B+	1,100	[2]	7.794%, 1/15/12	1,131,625
B+	2,360	[2]	8.25%, 1/15/13 (Bermuda)	2,436,700
B+	2,700	[2]	8.625%, 1/15/15 (Bermuda)	2,801,250
B	2,625		Lucent Technologies, Inc., 6.45%, 3/15/29	2,355,938
B+	4,210	[2]	PanAmSat Corp., 9.00%, 8/15/14	4,567,850

BlackRock Limited Duration Income Trust (BLW) (continued)
	Principal
	Amount
Rating[1]	(000)		Description	Value

			Telecommunications—(continued)
B	$ 4,000	[2]	Qwest Communications Intl., Inc., 5.79%, 2/15/05	$4,060,000
			Qwest Corp.,
BB	1,000	[2]	7.875%, 9/01/11	1,070,000
BB	6,000	[2]	9.125%, 3/15/12	6,825,000
BB+	460	[2]	Rogers Wireless Communications, Inc., 7.25%, 12/15/12 (Canada)	491,625
CCC	1,150		Rural Cellular Corp., 9.875%, 2/01/10	1,227,625

				32,903,163

			Transportation—0.9%
B+	500		OMI Corp., 7.625%, 12/01/13 (Marshall Islands)	526,250
BB+	1,650		Overseas Shipholding Group, Inc., 8.75%, 12/01/13	1,856,250
B	3,015		Sea Containers Ltd., 10.50%, 5/15/12 (Bermuda)	3,169,519
BB-	1,150	[2]	Ultrapetrol Bahamas Ltd., 9.00%, 11/24/14 (Bahamas)	1,115,500

				6,667,519

			Total Corporate Bonds	458,191,168

			Bank Loans—40.3%
			Aerospace & Defense—0.2%
	1,476		Transdigm, Inc., Term Loan, LIBOR + 2.25%, 7/22/10	1,493,875

			Automotive—0.9%
	495		CSK Automotive, Inc., Term Loan C, LIBOR + 2.00%, 6/19/09	499,125
	1,244		Dayco Products, LLC, Term Loan B, LIBOR + 3.00%, 6/23/11	1,259,297
	1,000		Polar Corp., Term Loan, 6/15/10	1,020,000
			Tenneco Automotive, Inc.,
	444		Term Loan B, LIBOR + 3.00%, 12/12/10	451,559
	1,002		Term Loan B1, LIBOR + 3.00%, 12/12/10	1,019,254
	2,500		TRW Automotive Acquisitions Corp., Term Loan B, LIBOR + 1.50%, 6/30/12	2,503,645

				6,752,880

			Basic Materials—4.3%
			Boise Cascade LLC,
	2,000		Term Loan B, LIBOR + 2.25%,10/29/11	2,025,208
	2,000		Term Loan C, LIBOR + 2.25%, 10/28/10	2,000,682
			Celanese AG,
	287		Term Loan, LIBOR + 0.75%, 4/06/11	290,285
	998		Term Loan, LIBOR + 2.25%, 4/06/11	1,015,396
	1,213		Term Loan B, LIBOR + 2.50%, 4/06/11	1,234,062
	3,000		Cognis, Term Loan, LIBOR + 4.75%, 11/15/13	3,116,250
	1,750		Huntsman Intl. LLC, Term Loan B, LIBOR + 2.50%, 12/31/10	1,773,625
	1,925		Huntsman LLC, Term Loan, LIBOR + 3.50%, 3/31/10	1,954,068
	925		INEOS Group Holdings PLC, Term Loan C, LIBOR + 3.50%, 4/26/09	932,247
			MDCP Acquisitions,
	4,000		Term Loan B3, LIBOR + 2.75%, 12/31/08	3,998,668
	4,000		Term Loan C3, LIBOR + 3.25%, 10/31/11	4,009,728
	2,497		Nalco Chemical Co., Term Loan B, LIBOR + 2.00%, 11/04/10	2,530,016
	1,000		Rockwood Specialties Group, Inc., Term Loan D, LIBOR + 2.25%, 7/30/12	1,010,536
	1,967		Rollcoater, Term Loan, LIBOR + 3.25%, 11/30/10	1,956,833
	480		SGL Carbon LLC, Term Loan, LIBOR + 3.00%, 12/31/09	482,647
			SP Newsprint Co.,
	1,611		Term Loan, LIBOR, 1/08/10	1,637,292
	864		Term Loan B, LIBOR + 3.00%, 1/09/08	877,927
	985		USI Holdings Corp., Term Loan B, LIBOR + 2.50%, 8/11/08	988,078

				31,833,548

			Building & Development—0.9%
	1,539		Associated Materials, Inc., Term Loan, PRIME + 1.75%, 12/30/10	1,556,299
	993		Builders Firstsource, Inc., Term Loan A, LIBOR + 3.00%, 2/25/10	992,500
	519		Juno Lighting, Inc., Term Loan, LIBOR + 5.50%, 5/21/11	526,877
	1,000		Landsource Communities Development, LLC, Term Loan B, LIBOR + 2.50%, 3/31/10	1,004,375
			Nortek, Inc., Term Loan,
	464		LIBOR + 2.50%, 8/27/11	471,443
	35		PRIME + 1.50%, 8/27/11	34,996
			Ply Gem Industries, Inc.,
	186		CAD Term Loan, LIBOR + 2.50%, 3/15/10	192,343
	1,270		Term Loan, LIBOR + 2.50%, 10/01/11	1,309,465
	500		Term Loan B, LIBOR + 2.50%, 2/12/11	515,667

				6,603,965

BlackRock Limited Duration Income Trust (BLW) (continued)
	Principal
	Amount
Rating[1]	(000)	Description	Value

		Conglomerates—2.2%
	$ 2,000	Colfax Corp., Term Loan B, LIBOR + 2.25%, 5/30/09	$2,020,834
	1,493	Honeywell Security Group, Term Loan B, LIBOR + 4.00%, 6/28/10	1,503,694
	1,000	Invensys, Revolver Loan, LIBOR, 3/05/09	995,000
		Invensys Intl. Holdings Ltd.,
	4,250	Term Loan, LIBOR + 4.75%, 11/30/09	4,361,563
	1,977	Term Loan B1, LIBOR + 3.50%, 9/05/09	2,008,050
	681	Precise Technology, Inc., Term Loan, LIBOR + 3.00%, 3/31/11	684,647
	2,469	Quintiles Transnational Corp., Term Loan, LIBOR + 4.25%, 9/25/09	2,505,781
	1,975	Trimas Corp., Term Loan B, LIBOR + 3.50%,12/31/09	1,997,541

			16,077,110

		Consumer Products—7.1%
	1,063	Alimentation Couche Tard, Inc., Term Loan, LIBOR + 1.75%, 12/17/10	1,077,129
	2,000	Berkline/BenchCraft Holdings, LLC, Term Loan B, Prime + 6.75%, 11/03/11	2,002,500
	500	Buffets, Inc., Term Loan LC, LIBOR + 1.50%, 6/28/09	500,834
	1,206	CKE Restaurants, Inc., Term Loan, LIBOR + 2.50%, 5/01/10	1,220,729
	416	Coinstar, Inc., Term Loan, LIBOR + 2.25%, 7/07/11	421,941
	2,500	Delaware Labs, Term Loan B, LIBOR + 2.25%, 7/27/11	2,529,688
	1,000	Denny’s Corp., Term Loan, LIBOR, 9/30/10	1,030,000
	499	Doane Pet Care Co., Term Loan, LIBOR + 4.00%, 11/05/09	506,231
		Dole Food Co., Inc.,
	64	Term Loan D, LIBOR + 1.25%, 9/28/08	65,331
	887	Term Loan D, LIBOR + 2.25%, 9/28/08	899,732
	500	Douglas Dynamics, Term Loan, LIBOR + 2.00%, 12/16/10	501,250
	3,138	Dr. Pepper Bottling Co. of Texas, Term Loan B, LIBOR + 2.25%, 12/19/10	3,185,990
	862	DS Waters Enterprises LP, Term Loan, LIBOR + 4.50%, 11/07/09	802,766
	1,000	Jarden Corp., Term Loan, LIBOR + 2.00%, 1/24/12	1,008,036
	938	Keystone Foods Holdings, LLC, Term Loan, LIBOR + 2.50%, 6/16/11	945,941
	922	Knoll, Inc., Term Loan, LIBOR + 3.00%, 9/29/11	931,576
		KOSA B.V.,
	835	Term Loan B1, LIBOR + 2.75%, 4/29/11	849,183
	1,850	Term Loan B2, LIBOR + 2.75%, 4/29/11	1,881,425
	974	Language Line, Inc., Term Loan B, LIBOR + 4.25%, 6/10/11	985,449
		Le Nature, Inc., Term Loan B,
	1,658	LIBOR + 3.00%, 5/30/10	1,686,958
	8	PRIME + 2.00%, 5/30/10	8,179
		Michael Foods, Inc., Term Loan,
	2,455	LIBOR + 2.25%, 11/30/10	2,491,716
	303	PRIME + 1.25%, 11/30/10	307,531
	988	Nice Pak Products, Inc., Term Loan, LIBOR + 3.50%, 6/15/10	1,001,078
		Olympus Cable Holdings, LLC,
	2,000	Term Loan A, Prime + 1.25%, 6/30/10	1,974,376
	3,500	Term Loan B, Prime + 2.00%, 9/30/10	3,469,375
	2,744	Oriental Trading Co., Inc., Term Loan B, LIBOR + 2.75%, 8/06/10	2,751,058
	2,993	OSI Group LLC, Term Loan B, LIBOR + 2.50%, 9/02/11	3,029,906
	1,814	Pantry, Inc., Term Loan B, LIBOR + 2.25%, 3/12/11	1,841,710
	910	Pierre Foods, Inc., Term Loan B, LIBOR + 2.75%, 6/30/10	917,962
	1,489	Prestige Brands Holdings, Inc., Term Loan B, LIBOR, 4/06/11	1,499,916
	1,000	Propex Fabrics, Inc., Term Loan, LIBOR + 2.25%, 11/30/11	1,002,500
	3,496	R.H. Donnelley, Inc., Term Loan D, LIBOR + 1.75%, 6/30/11	3,528,421
	839	Sealy Mattress Co., Term Loan C, LIBOR + 2.25%, 4/06/12	850,476
	3,201	Tempur Pedic, Inc., Term Loan B, LIBOR + 2.25%, 6/30/09	3,225,259
	1,000	Travel Centers of America, Inc., Term Loan, LIBOR + 1.75%, 12/01/11	1,007,500

			51,939,652

		Containers & Packaging—2.6%
	868	Bway Corp., Term Loan, LIBOR, 6/30/11	881,020
		FlexSol Packaging Corp.,
	1,000	Term Loan, LIBOR + 3.25%, 11/30/11	1,002,500
	1,000	Term Loan, LIBOR + 7.00%, 11/30/12	1,015,000
		Graham Packaging Co., Inc.,
	2,000	Term Loan B, LIBOR, 10/07/11	2,025,714
	2,000	Term Loan C, LIBOR, 3/15/12	2,052,500

BlackRock Limited Duration Income Trust (BLW) (continued)
	Principal
	Amount
Rating[1]	(000)	Description	Value

		Containers & Packaging—(continued)
	$ 1,383	Graphic Packaging Intl., Inc., Term Loan C, LIBOR + 2.50%, 6/30/10	$1,405,117
		Owens-Illinois Group, Inc.,
	4,916	Term Loan A, LIBOR + 2.75%, 4/01/07	4,995,433
	148	Term Loan C1, LIBOR + 2.75%, 4/01/08	151,020
	2,470	Silgan Holdings, Inc., Term Loan B, LIBOR + 1.75%, 11/30/08	2,500,567
	568	Smurfit Stone Container Corp., Term Loan, LIBOR + 2.00%, 11/01/11	575,923
	481	Sola Intl., Inc., Term Loan, LIBOR + 3.00%, 12/11/09	486,664
	1,985	Solo Cup, Inc., Term Loan, LIBOR + 2.50%, 2/27/11	2,018,497

			19,109,955

		Ecological Services & Equipment—1.0%
		Allied Waste NA, Inc.,
	990	Term Loan A, LIBOR + 2.75%, 1/15/10	1,002,375
	3,926	Term Loan C, LIBOR + 2.75%, 1/15/10	3,983,379
		Envirosolutions, Inc., Term Loan,
	2,000	LIBOR + 2.00%, 3/01/09	1,992,500
	684	LIBOR + 4.50%, 3/01/09	691,261

			7,669,515

		Energy—1.3%
	429	AES Corp., The, Term Loan, LIBOR + 2.25%, 4/30/08	435,089
	1,970	Calpine Corp., Term Loan, LIBOR + 5.75%, 7/16/07	1,750,838
	1,000	El Paso Corp., Term Loan B, LIBOR + 2.75%, 11/23/09	1,009,722
	1,933	Getty Petroleum Marketing, Inc., Term Loan, LIBOR + 3.25%, 5/19/10	1,967,167
	433	Pike Electric, Inc., Term Loan B, LIBOR + 2.25%, 7/01/12	440,104
	2,750	Reliant Energy Resources Corp., Term Loan B, LIBOR + 2.375%, 4/30/10	2,766,695
	1,000	Universal Compression, Term Loan, LIBOR + 1.75%, 2/15/12	1,012,813

			9,382,428

		Entertainment & Leisure—1.6%
	995	Boyd Gaming Corp., Term Loan B, LIBOR + 1.75%, 6/30/11	1,007,127
	2,880	Greektown Casino, LLC, Term Loan D, LIBOR + 3.50%, 12/31/05	2,892,231
	496	Green Valley Ranch Gaming, LLC, Term Loan B, LIBOR + 2.00%, 12/24/10	502,453
	997	Loews Cineplex Entertainment Corp., Term Loan B, LIBOR + 2.25%, 7/31/11	1,010,436
	3,990	MGM Mirage, Term Loan B, LIBOR + 2.50%, 4/30/11	3,989,003
	1,173	Wyndham Intl., Inc., Term Loan II, LIBOR + 5.75%, 4/01/06	1,175,592
	1,000	Wynn Las Vegas LLC, Term Loan, LIBOR + 2.45%, 12/14/11	1,012,500

			11,589,342

		Financial Institutions—1.1%
	956	CCC Information Services, Inc., Term Loan B, LIBOR + 3.00%, 8/20/10	965,119
	960	Conseco, Inc., Term Loan, LIBOR + 3.50%, 6/22/10	977,600
	1,871	Global Cash Access, LLC, Term Loan, LIBOR + 2.75%, 3/10/10	1,899,221
	1,500	Jostens, Inc., Term Loan C, LIBOR + 2.25%, 10/04/11	1,513,394
	1,990	SBA Senior Finance, Inc., Term Loan C, LIBOR + 2.75%, 10/31/08	2,016,119
	481	Universal American Financial Corp., Term Loan, LIBOR + 2.25%, 3/31/09	481,250

			7,852,703

		Health Care—4.3%
	2,987	Accredo Health, Inc., Term Loan B, LIBOR + 1.75%, 4/30/11	3,008,033
	211	Ameripath, Inc., Term Loan, LIBOR + 3.25%, 3/27/10	211,925
	1,047	Colgate Medical, Ltd., Term Loan B, LIBOR + 2.00%, 12/30/08	1,057,057
	2,993	Community Health Systems, Inc., Term Loan, LIBOR + 1.75%, 8/19/11	3,014,477
	2,736	Concentra Operating Corp., Term Loan, LIBOR + 2.50%, 6/30/10	2,764,753
	2,663	Connecticare, Inc., Term Loan, LIBOR + 3.75%, 10/31/09	2,665,828
	2,952	Davita, Inc., Term Loan B, LIBOR + 2.00%, 3/31/09	2,954,676
	475	DJ Orthopedics, LLC, Term Loan, LIBOR + 2.25%, 5/15/09	482,125
	498	Fisher Scientific Intl., Inc., Term Loan B, LIBOR + 1.50%, 8/02/11	501,024
	995	IASIS Healthcare Corp., Term Loan B, LIBOR + 2.50%, 6/30/11	1,008,474
	2,993	Jean Coutu Group, Inc., Term Loan B, LIBOR + 2.25%, 7/30/11	3,035,143
	2,172	Kinetic Concepts, Inc., Term Loan B2, LIBOR + 1.75%, 8/11/10	2,183,362
	498	Medical Device Manufacturing, Inc., Term Loan B, LIBOR + 3.00%, 6/30/10	500,609
	1,000	Pacificare Health Systems, Inc., Term Loan B, 12/13/10	1,003,125
	2,100	Vanguard Health Systems, Term Loan, LIBOR + 3.25%, 9/30/11	2,135,438

BlackRock Limited Duration Income Trust (BLW) (continued)
	Principal
	Amount
Rating[1]	(000)	Description	Value

		Health Care—(continued)
		Warner Chilcott,
	$ 2,184	Term Loan B, LIBOR + 2.75%, 1/18/12	$2,197,289
	880	Term Loan C, LIBOR + 2.75%, 1/18/12	885,400
	406	Term Loan D, LIBOR + 2.75%, 1/18/12	409,030
	530	Term Loan Delayed Draw, LIBOR + ..50%, 1/18/12	533,281
	995	Wellcare Holdings, Inc., Term Loan, LIBOR + 4.00%, 5/13/09	999,975

			31,551,024

		Industrials—2.0%
	334	Alderwoods Group, Inc., Term Loan B2, LIBOR + 2.00%, 9/29/09	338,431
	993	Arinc, Inc., Term Loan B, LIBOR + 2.00%, 3/10/11	1,004,906
	1,000	Buhrmann U.S., Inc., Term Loan C1, LIBOR + 2.50%, 12/31/10	1,011,250
	3,000	Exide Technologies, Term Loan, LIBOR + 3.50%, 5/05/10	2,895,000
	950	Ionics, Inc., Term Loan, LIBOR + 2.75%, 2/13/11	950,982
		New Flyer, Inc.,
	381	Term Loan, LIBOR + 2.75%, 2/27/10	385,714
	1,112	Term Loan B, LIBOR + 2.75%, 2/27/10	1,124,943
	1,000	Novelis, Inc., Term B, LIBOR + 1.75%, 01/05/12	1,007,708
	1,470	Sensus Metering Systems, Inc., Term Loan B1, LIBOR + 2.50%, 12/17/10	1,475,512
	1,820	United Rentals NA, Inc., Term Loan B, LIBOR + 2.25%, 2/14/11	1,844,035
	1,878	Williams Scotsman, Inc., Term Loan, LIBOR + 3.00%, 12/31/06	1,901,576
	690	Worldspan LP, Term Loan, LIBOR + 3.75%, 6/30/07	695,028

			14,635,085

		Media—6.1%
	498	Adams Outdoor Advertising, LP, Term Loan, LIBOR + 2.25%, 10/15/11	503,511
	4,000	Century TCI California LP, Term Loan B, LIBOR + 2.00%, 12/31/09	3,970,000
	3,483	Charter Communications Operating, LLC, Term Loan B, LIBOR + 3.25%, 4/27/11	3,467,887
	2,242	Dex Media East, LLC, Term Loan A, LIBOR + 1.75%, 11/08/08	2,265,250
		Dex Media West, LLC,
	4,093	Term Loan A, LIBOR + 2.00%, 9/09/09	4,142,306
	1,157	Term Loan B, LIBOR + 1.75%, 3/09/10	1,169,347
	3,717	DirecTV Holdings, LLC, Term Loan B2, LIBOR + 2.00%, 3/06/10	3,765,878
	3,000	Emmis Operating Co., Term Loan B, LIBOR, 11/10/11	3,028,332
	1,750	Freedom Communications, Inc., Term Loan, LIBOR + 1.75%, 5/18/12	1,773,625
	5,940	Insight Midwest Holdings, LLC, Term Loan, LIBOR + 2.75%, 12/31/09	6,028,615
	3,980	Mediacom Communications Corp., Term Loan B, LIBOR + 2.50%, 9/30/10	4,023,780
	1,000	Mediacom Illinois LLC, Term Loan B, LIBOR + 2.25%, 3/31/13	1,002,321
	644	Mission Broadcasting, Inc., Term Loan D, LIBOR + 1.75%, 12/31/10	645,183
	351	Nexstar Broadcasting, Inc., Term Loan D, LIBOR + 1.75%, 12/31/10	353,183
	3,000	NTL Investment Holding Ltd., Term Loan B, LIBOR + 3.00%, 5/19/12	3,015,000
	2,500	Raycom Media, Inc., Term Loan B, LIBOR + 1.75%, 3/31/12	2,528,125
	1,267	Relizon Co., Term Loan, LIBOR + 3.00%, 2/20/11	1,267,445
	1,985	Warner Music Group Corp., Term Loan B, LIBOR + 2.75%, 2/28/11	2,007,744

			44,957,532

		Real Estate—1.0%
	1,455	Crescent Real Estate Equities LP, Term Loan, LIBOR + 2.25%, 1/12/06	1,465,416
		General Growth Properties LLC,
	2,000	Term Loan A, LIBOR + 2.25%, 11/12/07	2,002,916
	3,491	Term Loan B, LIBOR + 2.25%, 11/12/08	3,514,991

			6,983,323

		Technology—0.6%
	3,235	Knowles Electronics, Inc., Term Loan B2, LIBOR + 5.00%, 6/29/07	3,252,347
	1,493	Verifone, Inc., Term Loan B, LIBOR + 2.50%, 6/30/11	1,511,156

			4,763,503

BlackRock Limited Duration Income Trust (BLW) (continued)
	Principal
	Amount
Rating[1]	(000)		Description	Value

			Telecommunications—2.7%
	$ 1,000		Atlantic Broadband Finance, LLC, Term Loan B, LIBOR + 3.25%, 9/01/11	$1,018,333
	1,491		Centennial Cellular Operating Co., Term Loan B, LIBOR + 2.75%, 2/09/11	1,501,729
	1,490		Consolidated Communications, Inc., Term Loan C, LIBOR + 2.50%, 10/14/11	1,512,350
	1,000		Intelsat Ltd., Term Loan B, LIBOR + 1.75%, 7/28/11	1,011,250
	2,000		Iowa Telecom, Term Loan B, LIBOR + 2.00%, 11/30/11	2,020,000
	2,500		Nextel Partners Operating Corp., Term Loan C, LIBOR + 2.50%, 5/31/11	2,530,803
	5,000		Qwest Corp., Term Loan A, LIBOR + 4.75%, 6/30/07	5,210,715
	1,000		Valor Telecommunications LLC, Term Loan, LIBOR + 7.75%, 11/16/11	1,002,500
	3,980		Western Wireless Corp., Term Loan B, LIBOR + 3.00%, 5/31/11	4,005,703

				19,813,383

			Transportation—0.4%
	995		Kenan Advantage Group, Inc., Term Loan, LIBOR + 3.50%, 06/30/10	1,007,438
	1,000		Sirva Worldwide, Inc., Term Loan, LIBOR + 2.00%, 12/01/10	980,000
	649		Transport Ind., LP, Term Loan B, LIBOR + 4.00%, 6/13/10	649,257

				2,636,695

			Total Bank Loans	295,645,518

			Mortgage Pass-Through Securities—22.2%
			Federal National Mortgage Assoc.,
	5,341		4.475%, 11/01/34	5,447,212
	121,700	[3]	5.00%, 2/15/05 TBA	123,601,563
	13,991	[3]	5.50%, 12/01/28 - 11/01/33	14,266,021
	17,000	[3]	7.25%, 1/15/10	19,418,930

			Total Mortgage Pass-Through Securities	162,733,726

			Interest Only Asset-Backed Securities—1.4%
			Sterling Coofs Trust,
	70,737		Ser. 1, 2.488%, 4/15/29	6,189,519
	54,298		Ser. 2, 1.76%, 3/30/30	4,326,851

			Total Interest Only Asset-Backed Securities	10,516,370

			Interest Only Mortgage-Backed Securities—0.4%
	16,803		Federal National Mortgage Assoc., Ser. 64, Class QI, 01/25/33	3,041,586

			Commercial Mortgage-Backed Securities—0.1%
BB+	1,000	[2]	Bear Stearns Commercial Mortgage Secs., Inc., Class K, 4.95%, 5/14/16	1,005,230

			Asset-Backed Securities—1.9%
AAA	6,900	[3]	DaimlerChrysler Auto Trust, Ser. B, Class A3, 2.25%, 2/01/05	6,846,714
AAA	7,125	[3]	Honda Auto Receivables, Class A3, 2.30%, 10/18/07	7,052,971

			Total Asset-Backed Securities	13,899,685

			Collateralized Mortgage Obligations—2.3%
			GSR Mortgage Loan Trust,
	8,507		Ser. 10, Class 2A1, 10/25/33	8,289,353
	8,560		Ser. 13, Class 1A1, 10/25/33	8,426,001

			Total Collateralized Mortgage Obligations	16,715,354

			Foreign Government Bonds—2.5%
B	1,429		Bolivarian Republic of Venezuela, 3.625%, 6/20/05	1,417,796
BB	5,000		Republic of Colombia, 9.75%, 4/23/09	5,645,000
BB	5,000		Republic of Peru, 9.125%, 2/21/12	5,750,000
BB-	5,000		Republic of Turkey, 11.375%, 11/27/06	5,562,500

			Total Foreign Government Bonds	18,375,296

			U.S. Government Securities—4.8%
			U.S. Treasury Notes,
	20,425	[3]	3.375%, 12/15/08 - 9/15/09	20,276,485
	6,000	[3]	3.875%, 5/15/09	6,066,540
	8,660	[3]	4.25%, 11/15/13	8,758,811

			Total U.S. Government Securities	35,101,836

BlackRock Limited Duration Income Trust (BLW) (continued)
Units		Description	Value

		Warrants—0.0%
10	[4]	Reliant Resources, Inc., Expires 8/25/08, Strike Price $.001, 1 share for 1 warrant	—

		Total investments—138.4% (cost $987,450,524)	$1,015,225,769
		Liabilities in excess of other assets—(38.4)%	(281,904,712)

		Net Assets—100%	$ 733,321,057

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s Rating.
[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transaction in accordance with Rule 144A under that Act, to qualified institutional buyers. As of January 31, 2005, the Trust held 16.2% of its net assets, with a current market value of $118,514,632, in securities restricted as to resale.
[3]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
[4]	Illiquid security.

A category in the Corporate Bonds and Bank Loans section may contain multiple industries as defined by the SEC’s Standard Industry Codes.

Key to Abbreviations
TBA — To be announced

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock Limited Duration Income Trust

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: April 1, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: April 1, 2005

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: April 1, 2005